Exceptional items (Tables)	12 Months Ended
Dec. 31, 2020
Exceptional items
Schedule of exceptional items

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Start-up related costs	7	13	48
Impairment - property, plant and equipment	6	5	5
Past service charge/(credit)	5	(37)	5
Restructuring and other costs	1	6	50
Legal matter	—	15	—
Exceptional items - cost of sales	19	2	108
Transaction-related and other costs	25	51	17
Restructuring and other costs	6	—	—
Exceptional items - SGA expenses	31	51	17
Impairment - other intangible assets	8	—	—
Impairment - goodwill	—	—	186
Exceptional items - impairment of intangible assets	8	—	186
Debt refinancing and settlement costs	74	200	16
Loss on derivative financial instruments	—	3	6
Exceptional items - finance expense	74	203	22
Share of exceptional items in material joint venture	15	39	—
Exceptional items from continuing operations	147	295	333
Exceptional income tax (credit)/charge	(53)	3	(49)
Exceptional items from continuing operations, net of tax	94	298	284
Exceptional items from discontinued operation, net of tax	(22)	(1,527)	13
Total exceptional charge/(credit), net of tax	72	(1,229)	297